Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Mar. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment.	€ 32,255	€ 27,675	[1]
Thereof pledged assets of Property, Plant and Equipment	7,015	6,691
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment.	21,772	17,085
Others
Property, plant and equipment
Property, plant and equipment.	1,742	1,502
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment.	28	16
Plant and machinery (includes assets under finance lease)
Property, plant and equipment
Property, plant and equipment.	8,713	9,072
Leased assets
Property, plant and equipment
Property, plant and equipment.	189	357
Printers leased to customers under operating lease
Property, plant and equipment
Property, plant and equipment.	€ 189	208
Other factory equipment
Property, plant and equipment
Property, plant and equipment.		€ 149

[1]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.